Consolidated Statement of Changes In Equity - USD ($)	Share Capital	Treasury shares	Other reserve	Foreign currency translation reserve	Equity component of convertible loan	Accumulated deficit/retained earnings	Total	Non- controlling interest	Total
Balance at Dec. 31, 2021	$ 1,015,587			$ (14,081)		$ (1,068,165)	$ (66,659)		$ (66,659)
Comprehensive income (loss) for the year
Loss for the year						761,628	761,628	(288)	761,340
Other comprehensive income (loss)
Exchange differences on translation of foreign operations				27,319			27,319	(388)	26,931
Total comprehensive income (loss) for the year				27,319		761,628	788,947	(676)	788,271
Transactions with owners of the Company
Issuance of Shares	212,450						212,450		212,450
Issuance of convertible notes					7,587		7,587		7,587
Transactions with owners of the Company	212,450				7,587		220,037		220,037
Balance at Dec. 31, 2022	1,228,037			13,238	7,587	(306,537)	942,325	(676)	941,649
Comprehensive income (loss) for the year
Loss for the year						852,334	852,334	11,703	864,037
Other comprehensive income (loss)
Exchange differences on translation of foreign operations				7,429			7,429	(128)	7,301
Total comprehensive income (loss) for the year				7,429		852,334	859,763	11,575	871,338
Transactions with owners of the Company
Conversion of convertible notes	736,113				(7,587)		728,526		728,526
Issuance of convertible notes	1,600,000						1,600,000		1,600,000
Transactions with owners of the Company	2,336,113				(7,587)		2,328,526		2,328,526
Balance at Dec. 31, 2023	3,564,150			20,667		545,797	4,130,614	10,899	4,141,513
Comprehensive income (loss) for the year
Loss for the year						(4,837,765)	(4,837,765)	(6,733)	(4,844,498)
Other comprehensive income (loss)
Exchange differences on translation of foreign operations				200,396			200,396	1,018	201,414
Total comprehensive income (loss) for the year				200,396		(4,837,765)	(4,637,369)	(5,715)	(4,643,084)
Transactions with owners of the Company
Issue of ordinary shares	4,500,000						4,500,000		4,500,000
Offering costs	(2,783,744)						(2,783,744)		(2,783,744)
Establishment of a non-wholly owned subsidiary								38,150	38,150
Share-based compensation			6,239,990				6,239,990		6,239,990
Shares repurchase		(1,298,250)					(1,298,250)		(1,298,250)
Transactions with owners of the Company
Transactions with owners of the Company	1,716,256	(1,298,250)	6,239,990				6,657,996	38,150	6,696,146
Balance at Dec. 31, 2024	$ 5,280,406	$ (1,298,250)	$ 6,239,990	$ 221,063		$ (4,291,968)	$ 6,151,241	$ 43,334	$ 6,194,575